Stock Options and Warrants (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Options And Warrants [Abstract]
Summary of Stock Option Activity
A summary of stock option activity for the three months ended March 31, 2022 and year ended December 31, 2021 is presented below:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares Underlying Options	Weighted Average Exercise Price	Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of period	1,220,428	$17.83	660,251	$14.37
Granted during the period	22,500	22.38	788,250	20.22
Forfeited during the period	(37,500)	24.00	(144,903)	17.55
Exercised during the period	(3,500)	15.65	(83,170)	13.48

Outstanding at the end of period	1,201,928	$17.73	1,220,428	$17.83

Options exercisable at end of period	452,738	$14.12	361,758	$13.59

Weighted-average grant date fair value of options granted during the period		$6.75		$3.15

A summary of stock option activity for years ended December 31, 2021 and 2020 is presented below:

	December 31,
	2021		2020
(Dollars in thousands, except share and per share data)	Shares Underlying Options	Weighted Average Exercise Price	Shares Underlying Options	Weighted Average Exercise Price
Outstanding at beginning of period	660,251	$14.37	499,700	$13.84
Granted during the period	788,250	20.22	114,600	16.64
Acquired and converted options from acquisition	—	—	97,821	13.68
Forfeited during the period	(144,903)	17.55	(20,000)	14.24
Exercised during the period	(83,170)	13.48	(31,870)	12.07

Outstanding at the end of period	1,220,428	$17.83	660,251	$14.37

Options exercisable at end of period	361,758	$13.59	397,581	$13.14

Weighted-average grant date fair value of options granted during the period		$3.15		$2.65

Schedule of Weighted Average Remaining life
A summary of weighted average remaining life is presented below:

(Dollars in thousands, except share and per share data)	March 31, 2022			December 31, 2021
Exercise Price	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable
$10.00 - $12.99	164,223	2.82	161,723	162,223	5.15	162,223
$13.00 - $16.99	493,955	7.23	291,015	496,955	7.48	199,535
$17.00 - $26.99	543,750	9.26	—	561,250	9.52	—

	1,201,928	7.55	452,738	1,220,428	8.11	361,758

A summary of weighted average remaining life is presented below:

	December 31,
(Dollars in thousands, except share and per share data)	2021			2020
Exercise Price	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable	Options Outstanding	Weighted Average Remaining Life (years)	Options Exercisable
$ 10.00 - $12.99	162,223	5.15	162,223	260,523	4.14	242,823
$13.00 - $16.99	496,955	7.48	199,535	399,728	8.05	154,758
$17.00 - $26.99	561,250	9.52	—	—	—	—

	1,220,428	8.11	361,758	660,251	6.51	397,581

Schedule of Nonvested Share Activity
A summary of the activity in the Company’s nonvested shares is as follows:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	858,670	$3.15	262,670	$3.04
Granted during the period	22,500	6.75	788,250	3.15
Vested during the period	(93,880)	2.81	(72,500)	3.17
Forfeited during the period	(38,100)	3.76	(119,750)	2.88

Nonvested at end of period	749,190	$3.27	858,670	$3.15

A summary of the activity in the Company’s nonvested shares is as follows:

	December 31,
	2021		2020
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1,	262,670	$3.04	221,250	$2.87
Granted during the period	788,250	3.15	114,600	2.65
Acquired and converted options from acquisition	—	—	97,821	4.62
Vested during the period	(72,500)	3.17	(151,001)	3.58
Forfeited during the period	(119,750)	2.88	(20,000)	2.51

Nonvested at end of period	858,670	$3.15	262,670	$3.04

Schedule Of Stock Warrant Activity
A summary of the Company’s stock warrant activity is presented below:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares Underlying Warrants	Weighted- Average Exercise Price	Shares Underlying Warrants	Weighted- Average Exercise Price
Outstanding at beginning of period	4,285	$11.00	6,000	$11.00
Granted	—	—	—	—
Exercised	—	—	(1,715)	11.00
Expired or forfeited	—	—	—	—

Outstanding at end of period	4,285	$11.00	4,285	$11.00

Exercisable at end of period	4,285	$11.00	4,285	$11.00

A summary of the Company’s stock warrant activity is presented below:

	December 31,
	2021		2020
(Dollars in thousands, except share and per share data)	Shares Underlying Warrants	Weighted Average Exercise Price	Shares Underlying Warrants	Weighted Average Exercise Price
Outstanding at beginning of period	6,000	$11.00	6,000	$11.00
Granted	—	—	—	—
Exercised	(1,715)	11.00	—	—
Expired or forfeited	—	—	—	—

Outstanding at end of period	4,285	$11.00	6,000	$11.00

Exercisable at end of period	4,285	$11.00	6,000	$11.00

Summary of Activity for Nonvested RSAs
A summary of the activity for nonvested RSAs for the three months ended March 31, 2022 and the year ended December 31, 2021 is presented below:

	March 31, 2022		December 31, 2021
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	49,750	$24.00	—	$—
Granted during the period	28,132	24.70	49,750	24.00
Vested during the period	—	—	—	—
Forfeited during the period	—	—	—	—

Nonvested at the end of period	77,882	$24.25	49,750	$24.00

A summary of the activity for nonvested RSAs for the years ended December 31, 2021, 2020 and 2019 is presented below:

	December 31,
	2021		2020		2019
(Dollars in thousands, except share and per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of period	—	$—	—	$—	—	$—
Granted during the period	49,750	24.00	—	—	—	—
Vested during the period	—	—
Forfeited during the period	—	—	—	—	—	—

Nonvested at the end of period	49,750	$24.00	—	$—	—	$—